WARRANTS (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Class of Stock [Line Items]
Fair value of warrants			41.2
FPA warrants
Class of Stock [Line Items]
Warrants Outstanding	$ 666,663
Exercise price	$ 11.50
Fair Value Price per Share	$ 2.01
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants Outstanding	$ 6,686,667
Exercise price	$ 11.50	$ 11.50
Fair Value Price per Share	$ 2.35
Public Warrants [Member]
Class of Stock [Line Items]
Warrants Outstanding	$ 13,799,936
Exercise price	$ 11.50	11.50
Fair Value Price per Share	$ 2.01
Working Capital Warrants [Member]
Class of Stock [Line Items]
Warrants Outstanding	$ 2,000,000
Exercise price	$ 11.50	$ 11.50
Fair Value Price per Share	$ 2.35
Private And Working Capital Warrants [Member]
Class of Stock [Line Items]
Warrants Outstanding		$ 27,300,000
Fair value of warrants	49.4